                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-2677

                      (Investment Company Act File Number)

                    Federated Municipal Securities Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/06
                                     -------

               Date of Reporting Period: Six months ended 9/30/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

Established 1976

29TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.65		$10.83	$10.75	$10.22	$10.45		$ 9.90
Income From Investment Operations:
Net investment income	0.23		0.45	0.43 [1]	0.47 [1]	0.47	[2]	0.47 [1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.09		(0.17)	0.08	0.53	(0.23	) [2]	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.32		0.28	0.51	1.00	0.24		1.02
Less Distributions:
Distributions from net investment income	(0.24)		(0.46)	(0.43)	(0.47)	(0.47)		(0.47)
Net Asset Value, End of Period	$10.73		$10.65	$10.83	$10.75	$10.22		$10.45
Total Return [3]	2.97%		2.64%	4.88%	9.91%	2.31%		10.60%

Ratios to Average Net Assets:
Net expenses	0.84	% [4]	0.85%	0.85%	0.85%	0.86%		0.88%
Net investment income	4.22	% [4]	4.14%	4.03%	4.41%	4.52	% [2]	4.68%
Expense waiver/reimbursement [5]	0.14	% [4]	0.14%	0.14%	0.14%	0.14%		0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$454,819		$423,632	$467,681	$466,097	$450,049		$461,456
Portfolio turnover	13%		30%	46%	54%	35%		28%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$10.65		$10.83		$10.75		$10.22	$10.45		$ 9.90
Income From Investment Operations:
Net investment income	0.20		0.38		0.34	[1]	0.37 [1]	0.38	[2]	0.38 [1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.07		(0.20)		0.08		0.53	(0.23	) [2]	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.27		0.18		0.42		0.90	0.15		0.93
Less Distributions:
Distributions from net investment income	(0.19)		(0.36)		(0.34)		(0.37)	(0.38)		(0.38)
Net Asset Value, End of Period	$10.73		$10.65		$10.83		$10.75	$10.22		$10.45
Total Return [3]	2.52%		1.73%		3.95%		8.94%	1.41%		9.62%

Ratios to Average Net Assets:
Net expenses	1.73	% [4]	1.74%		1.74%		1.74%	1.75%		1.77%
Net investment income	3.33	% [4]	3.25%		3.14%		3.52%	3.63	% [2]	3.79%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.00	% [6]	--	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$37,187		$43,150		$60,714		$77,381	$71,429		$71,511
Portfolio turnover	13%		30%		46%		54%	35%		28%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$10.65		$10.83		$10.75		$10.22	$10.45		$ 9.90
Income From Investment Operations:
Net investment income	0.17		0.35		0.34	[1]	0.37 [1]	0.38	[2]	0.38 [1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.10		(0.17)		0.08		0.53	(0.23	) [2]	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.27		0.18		0.42		0.90	0.15		0.93
Less Distributions:
Distributions from net investment income	(0.19)		(0.36)		(0.34)		(0.37)	(0.38)		(0.38)
Net Asset Value, End of Period	$10.73		$10.65		$10.83		$10.75	$10.22		$10.45
Total Return [3]	2.52%		1.73%		3.95%		8.94%	1.41%		9.63%

Ratios to Average Net Assets:
Net expenses	1.73	% [4]	1.74%		1.74%		1.74%	1.75%		1.76%
Net investment income	3.33	% [4]	3.25%		3.14%		3.52%	3.63	% [2]	3.80%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.00	% [6]	--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,598		$13,039		$14,486		$13,324	$9,188		$9,620
Portfolio turnover	13%		30%		46%		54%	35%		28%

1 Per share information is based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,029.70	$4.27
Class B	$1,000	$1,025.20	$8.78
Class C	$1,000	$1,025.20	$8.78
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,020.86	$4.26
Class B	$1,000	$1,016.39	$8.74
Class C	$1,000	$1,016.39	$8.74

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A	0.84%
Class B	1.73%
Class C	1.73%

Portfolio of Investments Summary Tables

At September 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	40.8%	Aaa	30.7%
AA	9.2%	Aa	15.6%
A	11.8%	A	12.0%
BBB	18.4%	Baa	15.8%
BB	1.9%	Ba	0.4%
B	0.7%	B	0.8%
Not Rated by S&P	16.0%	Not Rated by Moody's	23.5%
Other Assets and Liabilities - Net [2]	1.2%	Other Assets and Liabilities - Net [2]	1.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 9.2% do not have long-term ratings by either of these NRSROs.

2 See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2005 (unaudited)

Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--97.3%
		Alabama--1.4%
$1,000,000		Alabama Agricultural & Mechanical University, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.15%), 11/1/2016	AAA/Aaa	$1,059,520
1,400,000		Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.13% (Weyerhaeuser Co.), 12/1/2024	BBB/NR	1,554,686
3,000,000		Mobile County, AL IDA, IDRBs (Series 2000), 6.88% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010	NR	3,226,170
1,000,000		Tuscaloosa, AL, UT GO Warrants, 5.75% (Original Issue Yield: 5.90%), 1/1/2020	AA-/Aa3	1,094,680
		TOTAL		6,935,056
		Arizona--0.8%
1,810,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2030	AA/NR	1,869,658
2,000,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2035	AA/NR	2,059,360
		TOTAL		3,929,018
		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021	A/NR	1,068,420
		California--7.6%
1,825,000		California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2030	BBB-/Baa3	1,838,103
1,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	BBB/NR	1,039,000
3,940,000		California State Department of Veteran Affairs, Home Purpose Revenue Bonds (Series 1997C), 5.50%, 12/1/2019	AA-/Aa2	4,160,679
2,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.38% (AMBAC INS), 5/1/2018	AAA/Aaa	2,194,000
5,000,000	[1]	California State, Economic Recovery Revenue Bonds Trust Program (Series 929) RITES, 7.54% (California State Fiscal Recovery Fund), 7/1/2013	NR/Aa3	6,074,900
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		California--continued
$3,250,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 5.75%), 5/1/2030	A/A2	$3,557,450
3,000,000		California State, Various Purpose UT GO Bonds, 5.13% (Original Issue Yield: 5.16%), 4/1/2023	A/A2	3,175,800
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	A/A2	2,155,580
1,495,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	AAA/Aaa	1,645,486
1,930,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	AAA/Aaa	2,145,079
1,000,000		Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80%, 6/1/2042	BBB/Baa3	1,250,650
3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3	3,457,650
1,250,000		Southern California Logistics Airport Authority, Tax Allocation Bonds, 5.00% (Radian Asset Assurance INS), 12/1/2035	AA/NR	1,278,788
1,500,000		University of California, General Revenue Bonds, (Series A), 5.13% (AMBAC INS), 5/15/2020	AAA/Aaa	1,618,380
2,500,000		University of California, Hospital Revenue Bonds (Series 2004A), 5.25% (UCLA Medical Center)/(AMBAC INS), 5/15/2030	AAA/Aaa	2,652,050
		TOTAL		38,243,595
		Colorado--1.8%
2,000,000		Colorado Department of Transportation, Transportation Revenue Anticipation Notes (Series 2001A), 5.50% (U.S. Treasury PRF 6/15/2011@101), 6/15/2016	AAA/#Aaa	2,233,640
760,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	A-/A3	785,224
5,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement Communities, Inc.), 12/1/2025	BBB/NR	5,092,350
1,000,000		Westminster, CO, Sales & Use Tax Revenue Refunding Bonds, (Series A), 5.60%, 12/1/2016	AA/NR	1,068,690
		TOTAL		9,179,904
		Connecticut--0.2%
1,000,000		New Haven, CT, UT GO Bonds, (Series B), 5.75% (U.S. Treasury PRF 11/1/2009@101)/(Original Issue Yield: 5.83%), 11/1/2018	AAA/Aaa	1,106,830
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Delaware--0.7%
$800,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.50% (Beebe Medical Center), 6/1/2024	BBB+/Baa1	$848,304
2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (U.S. Treasury PRF 4/1/2010@100)/(Original Issue Yield: 5.40%), 4/1/2016	AAA/Aaa	2,707,325
		TOTAL		3,555,629
		Florida--3.0%
1,000,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	BBB/Baa2	1,046,980
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.13% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.17%), 6/1/2014	AAA/#Aaa	866,003
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.13% (Florida State)/(Original Issue Yield: 9.17%), 6/1/2014	AAA/Aa1	5,641,352
3,000,000	[2]	Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.11%), 7/1/2014	AAA/#Aaa	4,115,490
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	AAA/Aaa	1,120,740
2,255,000		St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian Retirement Communities), 8/1/2024	NR	2,456,056
		TOTAL		15,246,621
		Georgia--2.6%
5,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Passenger Facilities Charge Revenue Bonds, 5.00% (FSA INS), 1/1/2034	AAA/Aaa	5,219,900
615,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	NR	619,858
1,850,000		Bibb County, GA Development Authority, Revenue Bonds, (Series 1991 IR-1), 4.85% (Temple-Inland, Inc.), 12/1/2009	BBB/NR	1,892,402
1,000,000		Chatham County, GA Hospital Authority, Hospital Improvement Revenue Bonds (Series 2004A), 5.75% (Memorial Health University Medical Center), 1/1/2029	A-/A3	1,072,120
2,000,000		Floyd County, GA Development Authority, Environmental Revenue Bonds, 5.70% (Temple-Inland, Inc.), 12/1/2015	NR/Baa3	2,131,580
2,000,000		Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/(U.S. Treasury PRF 10/1/2009@102), 10/1/2019	NR	2,271,360
		TOTAL		13,207,220
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Illinois--1.9%
$1,000,000		Chicago, IL Public Building Commission, Revenue Bonds, (Series A), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.13%), 1/1/2020	AAA/Aaa	$1,293,520
1,010,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2004A), 5.38% (Depaul University), 10/1/2018	NR/Baa1	1,103,051
3,165,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2004A), 5.38% (Depaul University), 10/1/2019	NR/Baa1	3,462,478
1,500,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems)/(Original Issue Yield: 5.30%), 11/15/2023	A/A2	1,562,730
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	BBB/NR	999,930
1,000,000		Lake County, IL Community School District No. 116, UT GO Bonds, 7.60% (Escrowed In Treasuries COL), 2/1/2014	AAA/Aaa	1,271,560
		TOTAL		9,693,269
		Indiana--3.3%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Optional Tender 12/2/2011	BBB+/Baa1	1,080,490
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25% (Community Foundation of Northwest Indiana), 3/1/2025	BBB-/NR	2,159,560
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	A/NR	1,022,850
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.38% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	AAA/Aaa	2,357,476
1,725,000		Indiana State HFA, SFM Revenue Bonds (Series A), 5.30% (GNMA GTD), 7/1/2022	NR/Aaa	1,781,166
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds, (Series A), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.49%), 7/1/2015	AAA/Aaa	1,900,035
2,500,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	BBB/Baa2	2,625,825
1,500,000		Indianapolis, IN Local Public Improvement Bond Bank, Refunding Revenue Bonds, (Series D), 6.75% (Original Issue Yield: 6.90%), 2/1/2014	AA/NR	1,768,995
2,000,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.38% (Madison Center Obligated Group), 2/15/2034	BBB/NR	2,038,820
		TOTAL		16,735,217
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Iowa--0.2%
$1,000,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.63% (Ridgecrest Village), 11/15/2018	NR	$1,036,010
		Kansas--0.2%
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(Original Issue Yield: 5.62%), 9/1/2022	A-/NR	1,225,417
		Louisiana--1.9%
5,000,000		De Soto Parish, LA Environmental Improvement Authority, Refunding Revenue Bonds (Series 2005A), 4.75% (International Paper Co.), 3/1/2019	BBB/Baa2	4,880,100
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	NR	3,005,190
1,500,000		St. John the Baptist Parish, LA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.35% (Marathon Oil Corp.), 12/1/2013	BBB+/Baa1	1,576,335
		TOTAL		9,461,625
		Maine--0.5%
2,500,000		Portland, ME, General Airport Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2023	AAA/Aaa	2,636,100
		Massachusetts--4.9%
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (U.S. Treasury PRF 6/1/2010@100), 6/1/2016	AAA/Aa2	5,590,550
1,830,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75% (U.S. Treasury PRF 7/1/2010@100), 7/1/2016	AAA/Aa1	2,029,452
170,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	AAA/Aa1	186,799
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.38% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	BB-/NR	2,106,580
790,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford-Whitinsville Hospital)/(Original Issue Yield: 6.38%), 7/15/2032	BBB-/Baa3	839,873
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford-Whitinsville Hospital), 7/15/2023	BBB-/Baa3	1,089,220
4,550,000		Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance INS), 8/15/2025	AA/NR	4,681,996
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$2,000,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Seven Hills Foundation & Affiliates)/(Radian Asset Assurance INS), 9/1/2035	AA/Aa3	$2,056,640
1,250,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste Management, Inc.), 6/1/2014	BBB/NR	1,335,500
40,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6) Revenue Bonds Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019	AAA/Aaa	43,286
2,460,000		Massachusetts Water Pollution Abatement Trust Pool, Program (Series 6) Revenue Bonds, 5.25% (U.S. Treasury PRF 8/1/2010@101)/(Original Issue Yield: 5.50%), 8/1/2019	AAA/Aaa	2,698,079
1,000,000		Springfield, MA, UT GO Refunding Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%), 11/15/2018	AAA/Aaa	1,057,700
1,000,000		Sterling, MA, UT GO Bonds, 6.00% (FGIC INS), 2/15/2020	NR/Aaa	1,112,420
		TOTAL		24,828,095
		Michigan--5.1%
2,090,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.88% (MeadWestvaco Corp.)/(U.S. Treasury PRF 5/1/2012@100), 5/1/2018	AAA/Baa2	2,371,502
2,515,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(U.S. Treasury PRF 4/15/2012@100), 4/15/2027	AAA/Baa2	2,906,988
1,000,000		Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC INS), 5/1/2018	AAA/Aaa	1,102,180
500,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025	NR	513,605
150,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037	NR	155,012
2,000,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital), 7/1/2035	BBB/NR	2,144,400
2,780,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Drinking Water Revolving Fund), 10/1/2021	AAA/Aaa	3,022,249
2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.88% (Clean Water Revolving Fund)/(U.S. Treasury PRF 10/1/2010@101), 10/1/2015	AAA/Aaa	2,691,379
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.88% (Drinking Water Revolving Fund)/(U.S. Treasury PRF 10/1/2010@101), 10/1/2015	AAA/Aaa	$2,922,230
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	A/A2	1,645,425
2,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	A+/A2	2,116,500
1,000,000		Michigan State Strategic Fund, Revenue Refunding PCR Bonds (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	BBB+/A3	1,043,520
2,000,000		Michigan State, Environmental Protection Program UT GO Bonds, 5.25% (U.S. Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.34%), 11/1/2018	AA/Aa2	2,180,680
1,000,000		Northern Michigan University, Revenue Bonds, 5.13% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.35%), 12/1/2020	AAA/Aaa	1,045,920
		TOTAL		25,861,590
		Minnesota--0.6%
2,175,000		St. Paul, MN Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds ( Series A), 6.63% (Healtheast, MN)/(Original Issue Yield: 6.69%), 11/1/2017	BB+/NR	2,181,830
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Healtheast, MN)/(Original Issue Yield: 5.756%), 11/1/2015	BB+/Baa3	1,032,540
		TOTAL		3,214,370
		Mississippi--0.4%
2,050,000		Mississippi Business Finance Corp., Refunding PCR Bonds, 5.90% (System Energy Resources, Inc.)/(Original Issue Yield: 5.93%), 5/1/2022	BBB-/Ba1	2,090,180
		Missouri--0.5%
655,000		Kansas City, MO IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	NR	625,250
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	BBB+/Baa1	1,347,149
285,000		Missouri State Environmental Improvement & Energy Authority, State Revolving Funds Revenue Bonds, (Series B), 5.63% (U.S. Treasury PRF 10/1/2010@100), 7/1/2015	NR/Aaa	315,675
265,000		Missouri State Environmental Improvement & Energy Authority, State Revolving Funds Revenue Bonds, (Series B), 5.63%, 7/1/2015	NR/Aaa	290,448
		TOTAL		2,578,522
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Nevada--0.4%
$1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.63% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	A-/A3	$1,069,000
250,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (The Falls at Lake Las Vegas)/(Original Issue Yield: 5.15%), 3/1/2022	NR	250,358
600,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.13% (The Falls at Lake Las Vegas)/(Original Issue Yield: 5.20%), 3/1/2025	NR	601,422
		TOTAL		1,920,780
		New Hampshire--0.4%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.38% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	A/NR	1,774,372
		New Jersey--2.9%
1,100,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	NR	1,159,191
5,000,000		New Jersey EDA, School Facilities Revenue Bonds (Series 2003F), 5.00% (New Jersey State)/(U.S. Treasury PRF 6/15/2013@100)/(Original Issue Yield: 5.08%), 6/15/2026	AA-/A1	5,459,900
5,000,000	[1]	New Jersey State Transportation Trust Fund Authority, RITES (PA-1204), 8.01% (FSA INS), 12/15/2013	NR	6,358,150
1,500,000		Newark, NJ Housing Authority, Revenue Bonds (Series 2004), 5.25% (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS), 1/1/2022	AAA/Aaa	1,619,100
		TOTAL		14,596,341
		New Mexico--0.9%
4,000,000		New Mexico State Finance Authority Transportation Revenue, Senior Lien Transportation Revenue Bonds (Series 2004A), 5.25% (MBIA Insurance Corp. INS), 6/15/2024	AAA/Aaa	4,335,280
		New York--13.0%
700,000		Albany County, NY IDA, IDRBs (Series 2004A), 5.63% (Albany College of Pharmacy), 12/1/2034	BBB-/NR	734,965
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	A/Baa1	2,127,400
5,000,000	[1]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 8.01% (MBIA Insurance Corp. INS), 1/1/2010	NR	6,069,450
3,000,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	NR	3,215,040
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$4,000,000		New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3	$4,054,080
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	AA+/Aa2	3,146,820
260,000		New York City, NY Transitional Finance Authority, Revenue Bonds (Series 2000C), 5.50% (Original Issue Yield: 5.68%), 11/1/2020	AAA/Aa1	284,180
4,740,000		New York City, NY Transitional Finance Authority, Revenue Bonds (Series 2000C), 5.50% (U.S. Treasury PRF 5/1/2010@101)/(Original Issue Yield: 5.68%), 11/1/2020	AAA/Aa1	5,240,734
3,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series J), 5.00%, 3/1/2035	A+/A1	3,108,180
2,000,000		New York City, NY, UT GO Bonds (Series 2003J), 5.50%, 6/1/2023	A+/A1	2,164,080
800,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2035	AA/Aa3	829,000
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	A+/A1	2,683,875
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(MBIA Insurance Corp. INS), 5/15/2016	AAA/Aaa	5,611,700
1,510,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25% (Escrowed In Treasuries COL), 6/15/2014	AAA/Aaa	1,608,603
990,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	AAA/Aaa	1,049,667
3,315,000		New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022	NR/Aaa	3,439,644
1,250,000	[1]	New York State Thruway Authority, Drivers (Series 1069), 10.85% (New York State Thruway Authority-Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2013	NR	1,611,525
4,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series A-2), 5.38% (New York State)/(U.S. Treasury PRF 4/1/2008@101), 4/1/2016	AAA/Aaa	4,264,040
3,000,000		Suffolk County, NY Water Authority, Waterworks Refunding Revenue Bonds, 6.00% (MBIA Insurance Corp. INS), 6/1/2014	AAA/Aaa	3,499,830
4,000,000		Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series 2003A-1), 5.25% (New York State)/(AMBAC INS), 6/1/2021	AAA/Aaa	4,342,320
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		New York--continued
$5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75% (Escrowed In Treasuries COL), 1/1/2015	AAA/Aa2	$5,802,418
1,000,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2021	NR/A3	1,040,070
		TOTAL		65,927,621
		North Carolina--1.7%
2,000,000		Gaston County, NC Industrial Facilities and Pollution Control Financing Authority, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	NR	2,087,860
3,000,000		North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series D), 5.13% (Original Issue Yield: 5.25%), 1/1/2023	BBB/Baa2	3,072,750
1,725,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 13-A), 5.25%, 1/1/2022	AA/Aa2	1,776,146
1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	NR/Baa1	1,645,968
		TOTAL		8,582,724
		Ohio--4.3%
1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	AAA/Aaa	1,832,974
400,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.13% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035	BBB/NR	406,696
3,000,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	BBB/NR	3,085,110
915,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002A-2), 5.50% (GNMA Collateralized Home Mortgage Program LOC), 9/1/2022	NR/Aaa	959,515
4,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3	4,157,880
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75% (U.S. Treasury PRF 2/1/2010@101), 2/1/2017	AAA/Aa1	4,583,565
5,500,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series A), 5.50% (U.S. Treasury PRF 2/1/2010@101)/(Original Issue Yield: 5.65%), 2/1/2019	AAA/Aa1	6,041,475
775,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.38% (Northwest Ohio Bond Fund), 11/15/2032	NR	833,055
		TOTAL		21,900,270
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Oklahoma--0.2%
$1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	AAA/Aaa	$1,152,340
		Oregon--0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	AA/Aa3	1,583,565
		Pennsylvania--4.9%
3,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B1	3,590,640
1,280,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.13% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	NR/Baa1	1,229,184
4,000,000	[1]	Delaware Valley, PA Regional Finance Authority, RITES (PA-1029), 8.44%, 7/1/2017	NR	5,088,600
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2003A), 6.75% (Reliant Energy, Inc.), 12/1/2036	NR/B1	537,760
2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032	AA+/Aa2	2,069,940
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	A+/Aa3	1,096,310
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	A+/Aa3	5,601,150
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	BBB/Baa2	1,006,500
3,480,000		Philadelphia, PA Redevelopment Authority, Neighborhood Transformation Revenue Bonds (Series 2005C), 5.00% (FGIC INS), 4/15/2030	AAA/Aaa	3,642,586
1,000,000		Pittsburgh & Allegheny County PA, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	AAA/Aaa	1,063,040
		TOTAL		24,925,710
		Puerto Rico--1.0%
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022	AAA/Aaa	4,895,910
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Rhode Island--0.6%
$2,500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.38% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	BBB+/Baa1	$2,770,500
		South Carolina--1.5%
1,395,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center), 5/1/2019	A/A2	1,551,533
2,850,000		South Carolina, EDA, EDRBs (Series 2002A), 5.50% (Bon Secours Health System)/(Original Issue Yield: 5.75%), 11/15/2023	A-/A3	3,003,273
2,795,000		South Carolina, EDA, Health System Revenue Bonds (Series A), 5.63% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	A-/A3	2,955,908
		TOTAL		7,510,714
		South Dakota--1.0%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	AAA/Aa1	2,357,810
2,420,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	NR/Aaa	2,519,220
		TOTAL		4,877,030
		Tennessee--1.4%
1,000,000		Harpeth Valley Utilities District, TN, Revenue Bonds, 5.05% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 9/1/2020	AAA/Aaa	1,053,950
1,880,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(U.S. Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	NR/A3	2,216,539
1,120,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(U.S. Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	NR/A3	1,320,491
2,500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR	2,740,775
		TOTAL		7,331,755
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Texas--10.3%
$4,900,000		Aledo, TX ISD, School Building UT GO Bonds (Series 2005A), 5.00% (PSFG INS), 2/15/2030	AAA/Aaa	$5,102,566
4,600,000		Austin, TX Electric Utility System, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS), 11/15/2022	AAA/Aaa	4,977,614
3,965,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB-/Baa2	4,243,541
2,845,000		Cedar Hill, TX ISD, School Building UT GO Bonds, 5.00% (PSFG INS), 2/15/2030	AAA/NR	2,941,417
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.13% (McKenna Memorial Hospital)/(Original Issue Yield: 6.28%), 2/1/2022	BBB-/Baa3	2,152,480
3,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.00% (Wise Regional Health System)/(Original Issue Yield: 7.13%), 9/1/2025	NR	3,247,740
8,170,000		Harlingen, TX Consolidated ISD, Refunding UT GO Bonds, 5.00% (PSFG INS), 8/15/2029	AAA/Aaa	8,528,826
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. LOC), 6/1/2011	AAA/Aaa	2,478,080
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. LOC), 6/1/2012	AAA/Aaa	4,556,360
600,000		Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	BBB/Baa2	629,376
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	BBB-/Baa3	2,391,701
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.88% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	BBB/Baa2	2,310,791
1,000,000		Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	BBB-/Baa2	1,060,590
1,000,000		San Antonio, TX Water System, Revenue Refunding Bonds, 5.75%, 5/15/2013	AA-/Aa3	1,090,500
5,000,000		Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2002A), 5.40% (American Housing Foundation)/(MBIA Insurance Corp. INS), 9/1/2022	AAA/Aaa	5,214,650
1,000,000		Texas Water Development Board, State Revolving Funds Revenue Bonds, (Series B), 5.00% (Original Issue Yield: 5.28%), 7/15/2019	AAA/Aaa	1,038,170
		TOTAL		51,964,402
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Utah--3.7%
$13,500,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.13% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	AAA/NR	$16,612,830
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1	2,115,140
		TOTAL		18,727,970
		Virginia--3.1%
3,000,000		Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3	3,033,960
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	AAA/Aaa	5,495,400
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.63% (Original Issue Yield: 5.78%), 6/1/2037	BBB/Baa3	3,119,970
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	BBB/Baa3	4,200,612
		TOTAL		15,849,942
		Washington--4.0%
4,500,000		Port of Seattle, WA, Subordinate Lien Revenue Bonds (Series 1999A), 5.25% (FGIC INS), 9/1/2021	AAA/Aaa	4,838,310
1,000,000		Seattle, WA Water System, Revenue Bonds, 5.25%, 3/1/2013	AA/Aa2	1,056,970
1,235,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	NR/Baa3	1,271,260
5,595,000		Washington State Convention & Trade Center, Lease Revenue COP, 5.13% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	AAA/Aaa	5,927,007
6,675,000		Washington State, UT GO Bonds, (Series A), 5.63% (Original Issue Yield: 5.66%), 7/1/2022	AA/Aa1	7,264,803
		TOTAL		20,358,350
		Wisconsin--3.7%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (FGIC INS), 9/1/2018	NR/Aaa	1,141,010
2,045,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	AAA/Aaa	2,136,166
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan Services)/(Original Issue Yield: 5.96%), 8/15/2025	A/A2	5,907,385
Principal Amount			Credit Rating	Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.58%), 6/1/2024	BBB+/NR	$315,924
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	BBB+/NR	456,561
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	BBB+/NR	2,101,440
1,340,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	NR	1,426,269
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.25% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.28%), 3/1/2035	BBB-/NR	1,397,648
2,000,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	BBB+/NR	2,166,600
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3	1,721,720
		TOTAL		18,770,723
		Wyoming--0.2%
1,000,000		University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	AAA/Aaa	1,071,640
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $461,891,634)		492,660,627
		SHORT-TERM MUNICIPALS--1.2%
		Alabama--1.2%
6,100,000		Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.)	A-1/VMIG1	6,100,000
		Alaska--0.0%
100,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1	100,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		6,200,000
Principal Amount			Credit Rating	Value
		OTHER--0.3%
$1,500,000	[1]	GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040 (IDENTIFIED COST $1,500,000)	NR/Baa1	$1,504,980
		TOTAL MUNICIPAL INVESTMENTS--98.8% (IDENTIFIED COST $469,591,634) [3]		500,365,607
		OTHER ASSETS AND LIABILITIES - NET--1.2%		6,237,968
		TOTAL NET ASSETS--100%		$506,603,575

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.7% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $29,922,645, which represents 5.9% of total net assets.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

3 The cost of investments for federal tax purposes amounts to $469,577,094.

At September 30, 2005, the Fund had the following outstanding futures contracts:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2005	150 U.S. Treasury 10 Year Note Futures	Short	$175,181

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
IDC	--Industrial Development Corporation
INS	--Insured
ISD	--Independent School District
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $469,591,634)		$500,365,607
Cash		8,017
Income receivable		7,804,513
Receivable for investments sold		3,250,000
Receivable for shares sold		310,246
Receivable for variation margin		49,219
TOTAL ASSETS		511,787,602
Liabilities:
Payable for investments purchased	$3,919,339
Payable for shares redeemed	423,118
Payable for distribution services fee (Note 5)	32,441
Payable for shareholder services fee (Note 5)	52,439
Income distribution payable	576,148
Accrued expenses	180,542
TOTAL LIABILITIES		5,184,027
Net assets for 47,235,634 shares outstanding		$506,603,575
Net Assets Consist of:
Paid-in capital		$497,997,972
Net unrealized appreciation of investments and futures contracts		30,949,154
Accumulated net realized loss on investments, futures contracts and swap contracts		(22,810,696)
Undistributed net investment income		467,145
TOTAL NET ASSETS		$506,603,575
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($454,818,532 ÷ 42,407,193 shares outstanding), $0.01 par value, 375,000,000 shares authorized		$10.73
Offering price per share (100/95.50 of $10.73) [1]		$11.24
Redemption proceeds per share		$10.73
Class B Shares:
Net asset value per share ($37,187,168 ÷ 3,467,335 shares outstanding), $0.01 par value, 250,000,000 shares authorized		$10.73
Offering price per share		$10.73
Redemption proceeds per share (94.50/100 of $10.73) [1]		$10.14
Class C Shares:
Net asset value per share ($14,597,875 ÷ 1,361,106 shares outstanding), $0.01 par value, 375,000,000 shares authorized		$10.73
Offering price per share (100/99.00 of $10.73) [1]		$10.84
Redemption proceeds per share (99.00/100 of $10.73) [1]		$10.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2005 (unaudited)

Investment Income:
Interest			$12,893,779
Expenses:
Investment adviser fee (Note 5)		$1,345,375
Administrative personnel and services fee (Note 5)		204,203
Custodian fees		20,532
Transfer and dividend disbursing agent fees and expenses		150,341
Directors'/Trustees' fees		7,229
Auditing fees		8,186
Legal fees		4,802
Portfolio accounting fees		69,250
Distribution services fee--Class B Shares (Note 5)		152,924
Distribution services fee--Class C Shares (Note 5)		52,242
Shareholder services fee--Class A Shares (Note 5)		559,102
Shareholder services fee--Class B Shares (Note 5)		50,975
Shareholder services fee--Class C Shares (Note 5)		17,358
Share registration costs		19,891
Printing and postage		8,873
Insurance premiums		5,709
Taxes		16,946
Miscellaneous		5,978
TOTAL EXPENSES		2,699,916
Waivers (Note 5):
Waiver of administrative personnel and services fee	$(9,811)
Waiver of shareholder services fee--Class A Shares	(308,574)
TOTAL WAIVERS		(318,385)
Net expenses			2,381,531
Net investment income			10,512,248
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			2,411,733
Net realized loss on futures contracts			(606,572)
Net realized loss on swap contracts			(338,000)
Net change in unrealized appreciation of investments			2,163,204
Net change in unrealized appreciation of futures contracts			91,300
Net realized and unrealized gain on investments, futures contracts and swap contracts			3,721,665
Change in net assets resulting from operations			$14,233,913

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2005	Year Ended 3/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,512,248	$20,188,213
Net realized gain on investments, futures contracts and swap contracts	1,467,161	4,115,366
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	2,254,504	(12,930,539)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,233,913	11,373,040
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,932,575)	(18,751,106)
Class B Shares	(708,612)	(1,708,036)
Class C Shares	(242,147)	(454,776)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,883,334)	(20,913,918)
Share Transactions:
Proceeds from sale of shares	27,961,874	52,823,137
Proceeds from shares issued in connection with the tax-free transfer of assets from North Track Tax-Exempt Fund	30,342,940	--
Net asset value of shares issued to shareholders in payment of distributions declared	7,304,693	13,725,149
Cost of shares redeemed	(42,177,847)	(120,066,251)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,431,660	(53,517,965)
Change in net assets	26,782,239	(63,058,843)
Net Assets:
Beginning of period	479,821,336	542,880,179
End of period (including undistributed net investment income of $467,145 and $838,231, respectively)	$506,603,575	$479,821,336

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2005 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

On April 29, 2005, the Fund received assets from the North Track Tax-Exempt Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Tax-Exempt Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Tax-Exempt Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,817,357	$30,342,940	$2,052,037	$484,680,128	$30,342,940	$515,023,068

1 Unrealized Appreciation is included in the North Track Tax-Exempt Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended September 30, 2005, the Fund had a realized loss on swap contracts of $338,000.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At September 30, 2005, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended September 30, 2005, the Fund had net realized losses on future contracts of $606,572.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2005		Year Ended 3/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,243,414	$24,230,247	4,504,466	$48,105,159
Shares issued in connection with tax-free transfer of assets from North Track Tax-Exempt Fund	2,817,357	30,342,940	--	--
Shares issued to shareholders in payment of distributions declared	624,920	6,751,921	1,173,538	12,531,413
Shares redeemed	(3,064,495)	(33,063,191)	(9,058,681)	(96,451,841)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,621,196	$28,261,917	(3,380,677)	$(35,815,269)

	Six Months Ended 9/30/2005		Year Ended 3/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	98,065	$1,057,783	272,563	$2,921,341
Shares issued to shareholders in payment of distributions declared	37,626	406,540	85,038	907,758
Shares redeemed	(720,823)	(7,770,082)	(1,908,930)	(20,351,677)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(585,132)	$(6,305,759)	(1,551,329)	$(16,522,578)

	Six Months Ended 9/30/2005		Year Ended 3/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	247,673	$2,673,844	166,960	$1,796,637
Shares issued to shareholders in payment of distributions declared	13,535	146,232	26,786	285,978
Shares redeemed	(124,683)	(1,344,574)	(306,180)	(3,262,733)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	136,525	$1,475,502	(112,434)	$(1,180,118)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,172,589	$23,431,660	(5,044,440)	$(53,517,965)

4. FEDERAL TAX INFORMATION

At September 30, 2005, the cost of investments for federal tax purposes was $469,577,094. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $30,788,513. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,277,216 and net unrealized depreciation from investments for those securities having an excess of cost over value of $488,703.

At March 31, 2005, the Fund had a capital loss carryforward of $24,206,815 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$23,556,100
2009	$ 650,715

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.30% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended September 30, 2005, FSC retained $12,836 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2005, FSC retained $15,737 in sales charges from the sale of Class A Shares, and $153 from the sale of Class C Shares. FSC also retained $209 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended September 30, 2005, FSSC voluntarily waived $308,574 of its fee. For the six months ended September 30, 2005, FSSC retained $30,028 of fees paid by the Fund.

Interfund Transactions

During the six months ended September 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $81,465,000 and $74,060,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2005, were as follows:

Purchases	$64,880,332
Sales	$78,385,622

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

8110104 (11/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Municipal Securities Fund, Inc.

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer
                  (insert name and title)

Date              November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue
                  Principal Executive Officer

Date              November 22, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer

Date              November 22, 2005